INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Schedule of major components of tax expense (income)

For the years ended December 31	2023	2022
Tax on profit
Current tax
Charge for the year	$694	$699
Adjustment in respect of prior years[1]	(14)	6
	$680	$705
Deferred tax
Origination and reversal of temporary differences in the current year	$144	($52)
Adjustment in respect of prior years[1]	37	11
	$181	($41)
Income tax expense	$861	$664
Tax expense related to continuing operations
Current
Canada	($3)	($8)
International	683	713
	$680	$705
Deferred
Canada	$—	$3
International	181	(44)
	$181	($41)
Income tax expense	$861	$664
[1]Includes adjustments to equalize the difference between prior year's tax return and the year-end provision.
Schedule of reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2023	2022
At 26.5% statutory rate	$746	$446
Increase (decrease) due to:
Allowances and special tax deductions[1]	(184)	(146)
Impact of foreign tax rates[2]	(79)	(146)
Non-deductible expenses / (non-taxable income)	72	(38)
Goodwill impairment charges not tax deductible	—	325
Taxable gains on sales of non-current assets	6	1
Net currency translation losses on current and deferred tax balances	289	59
Tax impact from pass-through entities and equity accounted investments	(183)	(196)
Current year tax results sheltered by previously unrecognized deferred tax assets	(22)	33
Recognition and derecognition of deferred tax assets	(142)	15
Adjustments in respect of prior years	23	17
Increase to income tax related contingent liabilities	54	13
Impact of tax rate changes	(2)	—
Withholding taxes	61	82
Mining taxes	224	201
Tax impact of amounts recognized within accumulated OCI	(2)	(7)
Other items	—	5
Income tax expense	$861	$664
1We are able to claim certain allowances, incentives and tax deductions unique to extractive industries that result in a lower effective tax rate.
2We operate in multiple foreign tax jurisdictions that have tax rates different to the Canadian statutory rate.